Inventories	12 Months Ended
Dec. 31, 2025
Inventories
Inventories

Note 7: Inventories

	December 31,
	2025	2024
	US$’000	US$’000

Raw materials	71	76
Work in progress	82	58
Finished goods	191	366
	344	500

Management continuously reviews obsolete and slow moving inventories and assesses the inventory valuation to determine if the write-down of inventories is deemed appropriate. For the years ended December 31, 2025, and 2024, write-down of inventories amounted to US$7,000 and US$1,000, respectively, which were charged to cost of revenue in consolidated statements of operations and comprehensive income / (loss).

ZHEJIANG TIANLAN [Member]
Inventories
Inventories
7.	Inventories

	December 31,
	2025	2024
	RMB’000	RMB’000

Raw materials	369	676
Finished goods	3,929	4,032
	4,298	4,708